UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income/(loss)	$ 59,969	$ (21,534)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	33,361	17,171
Amortization of debt issuance costs.	2,380	863
Share-based payments	(82)	137
Foreign exchange loss/(gain)	43	1,582
Change in fair value of derivative instruments	(13,467)	28,021
Other	(4,137)	6,683
Changes in operating assets and liabilities, net:
Inventory	(419)	(552)
Trade accounts receivable, net	4,050	4,726
Accrued income	2,075	2,136
Prepaid expenses	8,809	(9,363)
Other receivables	1,241	(2,003)
Receivables due from related parties	(356)	(464)
Payables due to related parties	64	304
Accounts payable	(2,708)	(290)
Accrued expenses	1,100	(3,088)
Deferred charter revenue	(3,735)	(6,458)
Other current liabilities	2,914	19
Provisions	98	92
Net cash provided by operating activities	91,200	17,982
Investing activities
Purchase of other fixed assets	(2)	0
Purchase to vessels and equipment	(266,173)	106
Net cash provided by (used in) investing activities	(266,175)	106
Financing activities
Purchase of treasury shares	(5,636)	0
Repayment of long- term debt	(32,514)	(16,875)
Proceeds of revolving credit facility	181,448	48,684
Repayment of revolving credit facility	(137,763)	(49,342)
Proceeds from long-term debt	223,290	0
Financing costs	(1,269)	(6,538)
Dividends paid	(37,401)	(5,411)
Net cash provided by (used in) financing activities	190,155	(29,482)
Effect of exchange rate changes on cash	65	(1,711)
Net (decrease) increase in cash, cash equivalents and restricted cash	15,245	(13,105)
Cash, cash equivalents and restricted cash at the beginning of the period	128,962	129,098
Cash, cash equivalents and restricted cash at the end of the period	144,207	115,993
Supplemental Information
Interest paid, net of amounts capitalized	21,652	19,265
Income tax paid	$ 95	$ 0